Post-Employment and Other Long-Term Employees Benefits - Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	$ 38
2022	30
2023	40
2024	51
2025	56
From 2026 to 2030	298
Other Long-Term Employee Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2021	5
2022	5
2023	6
2024	9
2025	9
From 2026 to 2030	$ 49